S000044832 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	1.60%
Performance Inception Date					Apr. 07, 2014
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	2.51%	1.76%	1.64%
Performance Inception Date					Apr. 07, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	2.75%	3.21%	3.21%
Performance Inception Date					Apr. 07, 2014
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	0.71%	1.30%	1.32%
Performance Inception Date					Apr. 07, 2014
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	1.20%	1.60%	1.60%
Performance Inception Date					Apr. 07, 2014
Class N
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	2.51%	2.96%	2.96%
Performance Inception Date					Apr. 07, 2014
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.81%	2.82%	3.25%	3.24%
Performance Inception Date	[1]				Apr. 07, 2014
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.58%	2.69%	3.15%	3.15%
Performance Inception Date	[2]				Apr. 07, 2014

[1]
Class R6 shares were not available for purchase until July 31, 2019. The performance shown for Class R6 shares prior to that date is that of the Class I shares of the Fund, another class of the Fund that is invested in the same portfolio of securities as Class R6 shares. Annual returns of Class R6 shares would have differed from that shown for the period prior to July 31, 2019 only to the extent that Class R6 shares and Class I shares have different expenses.

[2]
Class I2 shares of the Fund have not commenced operations as of the date of this Prospectus. For this reason, the performance information shown is for another class of shares (Class I shares) that is invested in the same portfolio of securities as Class I2 shares, reduced by an estimate of the additional annual operating expenses expected to apply to Class I2 shares. The actual difference may be greater or less than that estimate.